Equity (Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Balance as of December 31, 2013			$ (514)	$ (196)	$ (196)
Other comprehensive income before reclassifications			(3)		(324)
Reclassifications from accumulated other comprehensive loss to net earnings			(6)		6
Net other comprehensive income			3		(318)
Balance as of December 31, 2014	$ (511)		(511)		(514)	$ (196)
Tax provision of net actuarial loss and prior service cost related to pension and other postretirement benefit plans included in other comprehensive income					3
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	(16)	$ 22	(18)	21	142	(154)	$ 63
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Balance as of December 31, 2013			(83)	23	23
Other comprehensive income before reclassifications			(34)		$ (106)
Reclassifications from accumulated other comprehensive loss to net earnings			0
Net other comprehensive income			(34)		$ (106)
Balance as of December 31, 2014	(117)		(117)		(83)	23
Pension and Postretirement Benefit Plans
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Balance as of December 31, 2013			(431)	(216)	(216)
Other comprehensive income before reclassifications			31		(221)
Reclassifications from accumulated other comprehensive loss to net earnings			(6)		6
Net other comprehensive income			37		(215)
Balance as of December 31, 2014	(394)		(394)		(431)	(216)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax			4
Unrealized Gain (Loss) on Forward Exchange Contracts
Accumulated Other Comprehensive Income Loss Net Of Tax [Roll Forward]
Balance as of December 31, 2013			0	$ (3)	(3)
Other comprehensive income before reclassifications			0		$ 3
Reclassifications from accumulated other comprehensive loss to net earnings			0
Net other comprehensive income			0		$ 3
Balance as of December 31, 2014	$ 0		$ 0		$ 0	$ (3)